UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.07%
Corporate-Backed Revenue Bonds – 4.01%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,699,784
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,602,982
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	2,355,000	1,859,720
		6,162,486
Education Revenue Bonds – 10.78%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	514,320
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	978,130
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	703,241
Series 6-J1 5.00% 5/1/36	1,000,000	948,310
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,502,355
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	986,190
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	346,859
Series 7-Q 5.00% 10/1/26	280,000	293,115
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	832,045
(St. Olaf) Series 6-O Series 6-O 5.00% 10/1/22	1,000,000	1,108,270
(St. Olaf) Series 6-O Series 6-O 4.50% 10/1/32	1,000,000	993,660
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	749,452
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,635,495
Series 7-A 5.00% 10/1/39	1,000,000	1,030,020
Series 7-U 4.00% 4/1/27	500,000	506,800
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,550,010
St. Paul Housing & Redevelopment Authority Lease
Revenue
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	1,000,000	807,890
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,092,610
		16,578,772

NQ-313 [11/13] 1/14 (11872)     1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 5.88%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/42	1,000,000	$1,017,930
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,073,090
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	561,971
Series A 5.00% 12/1/26	360,000	395,806
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,818,750
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,151,170
Series A 5.00% 1/1/24	335,000	375,207
Western Minnesota Municipal Power Agency
Series A 5.00% 1/1/29	1,500,000	1,642,020
		9,035,944
Healthcare Revenue Bonds – 41.82%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	706,706
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,564,959
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,024,630
Apple Valley Economic Development Authority Health Care
Revenue
(Augustana Home St. Paul Project) Series A
5.80% 1/1/30	1,000,000	977,470
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,004,300
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	729,147
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	172,048
Series A 5.00% 4/1/40	190,000	162,100
Series A 5.00% 4/1/48	185,000	153,903
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	487,745
6.00% 6/15/39	1,000,000	983,290

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	1,000,000	$897,240
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	942,610
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,222,176
5.25% 5/1/37	1,000,000	991,300
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,326,360
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	285,792
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,000,750
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	527,394
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	968,460
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	516,384
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,001,830
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,503,750
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	443,275
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29	400,000	400,628
Series A 6.00% 4/1/41	1,250,000	1,243,225
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,038,890
Series A 7.375% 12/1/41	375,000	393,518
(The Homestead at Rochester) Series A 6.875% 12/1/48	800,000	790,360
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	2,570,000	2,302,669
Series C 4.50% 11/15/38•	1,000,000	1,117,910

NQ-313 [11/13] 1/14 (11872)     3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	$395,577
5.00% 7/1/27	245,000	263,034
5.00% 7/1/28	225,000	238,806
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,071,695
Series A 6.25% 9/1/36	925,000	945,322
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	714,706
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,001,200
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,569,195
Series A 5.125% 5/1/30	3,125,000	3,305,969
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,830,000	3,988,256
Series C 5.50% 7/1/23	1,000,000	1,078,360
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,900,000	2,158,362
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,011,300
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Health East Project)
6.00% 11/15/25	1,000,000	1,031,010
6.00% 11/15/30	1,000,000	1,018,900
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A
6.00% 8/1/42	770,000	776,468
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,424,804
5.15% 11/1/42	775,000	662,385
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	915,680

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	$2,019,800
5.00% 6/1/35	1,000,000	987,670
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28@	1,825,000	1,691,976
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects) Series A
5.625% 6/1/37	1,000,000	907,010
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	253,133
Series A 5.75% 11/1/39	590,000	579,056
Series A 6.00% 5/1/47	920,000	923,588
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,513,860
		64,327,941
Housing Revenue Bonds – 8.69%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	921,030
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A
7.25% 11/1/29	1,945,000	1,946,400
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	900,000	900,234
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	460,000	460,483
Minneapolis-St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	156,585	156,363
Minnesota Housing Finance Agency
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,248,352
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	755,000	755,249
Series I 4.85% 7/1/38 (AMT)	860,000	852,638
Series L 5.10% 7/1/38 (AMT)	1,315,000	1,382,236
Series M 4.875% 7/1/37 (AMT)	2,395,000	2,356,967
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,210

NQ-313 [11/13] 1/14 (11872)     5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	$631,613
		13,361,775
Lease Revenue Bonds – 2.25%
Andover Economic Development Authority Public Facilities
Lease Revenue
(Andover Community Center) 5.20% 2/1/34	595,000	600,123
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,864,049
		3,464,172
Local General Obligation Bonds – 9.09%
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,032,650
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,037,010
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,205,157
Hopkins Independent School District No. 270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,109,934
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	522,550
Series C 5.00% 3/1/28	1,000,000	1,100,880
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,576,275
Moorhead Improvement
Series B 5.00% 2/1/33 (NATL-RE)	750,000	755,925
South Washington County Independent School District No.
833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,576,770
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	623,420
5.125% 12/1/24	205,000	208,264
5.25% 12/1/26	1,540,000	1,562,700
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,672,515
		13,984,050
Pre-Refunded Bonds – 1.78%§
Andover Economic Development Authority Public Facilities
Lease Revenue
(Andover Community Center) 5.20% 2/1/34	405,000	408,487

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds§ (continued)
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16	1,150,000	$1,285,757
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/24-14	1,000,000	1,042,650
		2,736,894
Special Tax Revenue Bonds – 6.94%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,140,190
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,717,455
Series B 5.00% 12/15/24	1,000,000	1,140,190
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A
5.00% 6/1/28 (AMT)	1,170,000	1,174,095
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29@	785,000	668,270
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	464,810
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,120,620
Puerto Rico Sales Tax Financing Revenue
First Subordinate
Series A 5.375% 8/1/39	750,000	567,458
Series A 6.00% 8/1/42	330,000	266,409
Series C 5.00% 8/1/46	1,750,000	1,399,913
St. Paul Port Authority
(Limited Tax-Brownsfields Redevelopment) Series 2
5.00% 3/1/37	1,000,000	1,016,010
		10,675,420
State General Obligation Bonds – 1.48%
Minnesota
Series A 5.00% 10/1/24	1,000,000	1,156,580
Series A 5.00% 10/1/27	1,000,000	1,125,360
		2,281,940
Transportation Revenue Bonds – 3.72%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
5.00% 1/1/21	1,000,000	1,159,350
5.00% 1/1/22	2,000,000	2,279,700
Subordinate Series B 5.00% 1/1/29	2,130,000	2,275,884
		5,714,934

NQ-313 [11/13] 1/14 (11872)     7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 1.63%
Metropolitan Council Waste Water Treatment
Series E 5.00% 9/1/21	2,100,000	$2,513,175
		2,513,175
Total Municipal Bonds (cost $150,787,284)		150,837,503

	Number of
	Shares
Short-Term Investments – 0.70%
Money Market Instrument – 0.21%
Minnesota Municipal Cash Trust	325,367	325,367
		325,367

	Principal amount°
Variable Rate Demand Note – 0.49%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
0.03% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	750,000	750,000
		750,000
Total Short-Term Investments (cost $1,075,367)		1,075,367

Total Value of Securities – 98.77%
(cost $151,862,651)		151,912,870

Receivables and Other Assets Net of Liabilities – 1.23%		1,894,805
Net Assets – 100.00%		$153,807,675

@	Illiquid security. At Nov. 30, 2013, the aggregate value of illiquid securities was $2,360,246, which represented 1.53% of the Fund’s net assets. See Note 3 in “Notes.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

8     NQ-313 [11/13] 1/14 (11872)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

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Notes
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not threshold” are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the period ended Nov. 30, 2013.

10     NQ-313 [11/13] 1/14 (11872)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$151,862,651
Aggregate unrealized appreciation	$4,383,948
Aggregate unrealized depreciation	(4,333,729)
Net unrealized appreciation	$50,219

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards of $3,058,473 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $83,961 expires in 2017, and $2,974,512 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

NQ-313 [11/13] 1/14 (11872)     11

Notes
Delaware Minnesota High-Yield Municipal Bond Fund

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

	Level 1	Level 2	Total
Municipal Bonds	$—	$150,837,503	$150,837,503
Short-Term Investments	325,367	750,000	1,075,367

Total	$325,367	$151,587,503	$151,912,870

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

12     NQ-313 [11/13] 1/14 (11872)

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state, or U.S. Territory, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 9% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

NQ-313 [11/13] 1/14 (11872)     13

Notes
Delaware Minnesota High-Yield Municipal Bond Fund

3. Geographic, Credit, and Market Risks (continued)

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events

Effective Dec. 31, 2013, the Fund began offering Institutional Class shares for sale to certain eligible investors. Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

14     NQ-313 [11/13] 1/14 (11872)

Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 95.95%
Corporate Revenue Bonds – 16.71%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	6,520,000	$5,156,733
6.875% 5/1/30	300,000	308,994
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed
Series A-2 5.875% 6/1/47	3,305,000	2,533,382
Series A-2 6.50% 6/1/47	8,405,000	6,976,066
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	4,316,600
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,078,560
Capital Trust Agency, Florida Revenue
(Million Air One) 7.75% 1/1/41 (AMT)	1,700,000	1,802,221
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue
(International Paper Co. Project) Series A
6.00% 9/1/25 (AMT)	1,000,000	1,003,250
City of Valparaiso Indiana
Pratt Paper LLC Project 7.00% 1/1/44 (AMT)	2,365,000	2,391,914
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,604,712
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,019,850
De Soto Parish, Louisiana Environmental Improvement
Revenue
(International Paper Co. Project) Series A
6.35% 2/1/25 (AMT)	1,650,000	1,655,841
Gaston County, North Carolina Industrial Facilities &
Pollution Control Financing Authority
Exempt Facilities (National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	1,510,000	1,323,681
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	4,080,000	3,109,490
Houston, Texas Airport System Revenue
(Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,001,560
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,209,312
6.00% 6/1/28	1,455,000	1,586,910
6.25% 6/1/24	2,635,000	2,841,426

NQ-425 [11/13] 1/14 (11875)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	$3,224,130
Maryland Economic Development Corporation Facilities
Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,875,000	4,039,533
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	421,412
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	2,942,025
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Inc. Project) 5.25% 9/15/29 (AMT)	4,000,000	3,723,200
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16 (AMT)	200,000	209,676
7.75% 8/1/31 (AMT)•	1,000,000	1,083,340
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	877,850
New York Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,115,380
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,768,620
Salt Verde, Arizona Financial Senior Gas Revenue
Senior Gas Revenue
5.25% 12/1/27	2,235,000	2,360,763
5.25% 12/1/28	1,050,000	1,096,799
5.50% 12/1/29	765,000	808,544
Sweetwater County, Wyoming Solid Waste Disposal
Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,015,880
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note
Series A 5.25% 5/15/35	2,540,000	2,491,867
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	6,500,000	4,677,530
Town of Shoals Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,624,870
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	356,485

2     NQ-425 [11/13] 1/14 (11875)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	$1,848,300
		81,606,706
Education Revenue Bonds - 20.35%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,054,660
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,253,868
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,885,000	1,735,086
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,100,360
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,000,000	860,210
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,183,125
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,659,045
California School Finance Authority
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,553,072
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,024,710
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	938,345
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,108,450
Series A 5.50% 11/1/38	2,000,000	1,854,400
(Lancer Plaza Project) 5.625% 11/1/33	400,000	357,500
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue
(CDFI Phase I, LLC Project) Series A 5.125% 10/1/35	1,000,000	926,250
(CDFI Phase I, LLC Project) Subordinate Series B
6.00% 10/1/35	1,500,000	1,465,965
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/1/41	1,000,000	1,015,250
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,048,970
Colorado Educational & Cultural Facilities Authority
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,028,140

NQ-425 [11/13] 1/14 (11875)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
County of Kanawha West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	$2,516,425
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,461,600
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,248,200
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,551,612
5.125% 3/1/37	2,000,000	1,653,620
Hawaii State Department of Budget & Finance
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	1,997,940
Idaho Housing & Financing Association Nonprofit Facilities
Revenue
(North Star Charter School Project) Series A
9.50% 7/1/39	1,000,000	700,000
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,101,080
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,001,940
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,060,160
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,004,610
Iowa Higher Education Loan Authority Revenue
(Private College Facilities) 6.00% 9/1/39	2,145,000	2,229,534
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation)
8.00% 12/15/41	1,500,000	1,561,650
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	2,845,000	2,834,786
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33	1,130,000	1,154,679

4     NQ-425 [11/13] 1/14 (11875)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	$988,230
(Washington Christian Academy project) Series A
5.50% 7/1/38@‡	1,170,000	350,965
Massachusetts Health & Educational Facilities Authority
Revenue
(Springfield College) 5.625% 10/15/40	1,000,000	1,035,550
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,816,288
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy) (Old Redford) Series A
6.50% 12/1/40	900,000	830,448
(Public School Academy) (University Learning)
7.50% 11/1/40	1,000,000	1,076,440
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,245,675
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	950,969
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R Series 6-R 5.50% 5/1/37	1,000,000	1,001,570
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,572,540
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,226,163
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	1,964,676
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30#	1,000,000	1,016,710
Series A 144A 6.375% 9/1/40#	500,000	512,175
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,295,814
(Edinboro University) 6.00% 7/1/42	1,000,000	981,180
(Foundation Indiana University) Series A
0.816% 7/1/39 (SGI)•	2,400,000	1,640,472
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
5.875% 4/1/32	450,000	440,330

NQ-425 [11/13] 1/14 (11875)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
6.25% 4/1/37	500,000	$498,730
(First Philadelphia Charter Project) Series A
5.75% 8/15/32	745,000	691,002
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,025,330
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,368,224
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,014,030
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,506,120
Phoenix, Arizona Industrial Development Authority
Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	881,920
5.625% 9/1/42	600,000	503,520
(Rowan University Project) 5.00% 6/1/42	2,000,000	1,937,980
Pima County, Arizona Industrial Development Authority
Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,805,740
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	980,970
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	910,000	759,950
Puerto Rico Industrial Tourist Educational Medical &
Environmental Central Facilities Financing Authority
(Sacred Heart University) 5.00% 10/1/42	750,000	498,863
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,167,920
Texas A&M University Revenue
Series B 5.00% 5/15/21	4,040,000	4,810,266
University of Texas Revenue
Series B 5.00% 8/15/21	5,000,000	5,974,450
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,300,256
Wisconsin Public Finance Authority Revenue
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	1,852,820
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,028,050

6     NQ-425 [11/13] 1/14 (11875)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence) 6.25% 10/15/40	595,000	$591,882
		99,389,460
Healthcare Revenue Bonds - 25.26%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,737,747
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,096,690
Series A 8.00% 10/1/46	1,500,000	1,641,675
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project) Series A
6.00% 1/1/40	1,000,000	967,960
Bexar County, Texas Health Facilities Development
Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,053,430
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39	1,000,000	1,080,230
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,035,441
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,013,060
California Statewide Communities Development Authority
Revenue
(BE Group) 7.25% 11/15/41	500,000	541,440
(Terraces at San Joaquin Garden) Series A
6.00% 10/1/47	1,250,000	1,238,362
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,498,025
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,840,000	1,585,326
City of Rochester Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,469,875

NQ-425 [11/13] 1/14 (11875)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	$858,380
Colorado Health Facilities Authority Revenue
(Christian Living Community Project) Series A
5.75% 1/1/37	1,990,000	1,926,937
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,387,568
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	968,760
6.375% 1/1/39	1,000,000	1,054,170
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	2,250,000	2,194,852
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,060,440
Florida Development Finance
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,364,051
Hanover County, Virginia Economic Development Authority
Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,408,386
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,271,675
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,104,760
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,001,040
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,543,095
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,516,786
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,206,640
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,565,000	3,860,824
Indiana Finance Authority Hospital Revenue
(King’s Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	872,280
Indiana Finance Authority Revenue
(Marquette Project) 5.00% 3/1/39	1,250,000	1,126,562
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,105,450

8     NQ-425 [11/13] 1/14 (11875)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45	1,000,000	$1,049,890
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,138,912
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	1,750,000	1,845,988
Lake County, Florida Individual Development Revenue
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,656,860
Lancaster County, Pennsylvania Hospital Authority
Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	726,958
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue
(Pleasant View Retirement) Series A 5.30% 12/15/26	1,000,000	987,560
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,866,481
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,022,280
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45	3,000,000	3,116,160
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,769,343
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	975,230
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,500,000	1,422,525
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,493,920
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,035,500
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,433,975
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Project) 5.00% 2/15/44	3,000,000	2,352,060

NQ-425 [11/13] 1/14 (11875)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	$1,417,150
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services)
Series A 4.00% 7/1/26	980,000	931,461
Series A 5.00% 7/1/25	315,000	333,119
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	868,884
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,772,738
(Trinitas Hospital Obligation Group) Series A
5.25% 7/1/30	1,240,000	1,224,401
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	2,500,000	2,469,400
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,477,698
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	921,410
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	500,000	431,915
Oklahoma County, Oklahoma Finance Authority Revenue
(Epworth Villa Project) Series A 5.125% 4/1/42	250,000	220,903
Onondaga, New York Civic Development Revenue
(St. Joseph Hospital Health Center)
4.50% 7/1/32	1,000,000	832,270
5.00% 7/1/16	1,000,000	1,021,490
5.00% 7/1/17	1,945,000	1,994,967
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	4,000,000	3,394,280
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,188,451
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Revenue
(Temple University Health System) Series A
5.50% 7/1/30	2,000,000	1,715,180
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,473,735
San Buenaventura, California Revenue
Community Memorial Health Systems 7.50% 12/1/41	4,475,000	4,893,815

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	$946,403
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,500,000	2,329,825
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,024,820
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services 5.75% 7/1/39	500,000	520,660
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue
(Health East Project) 6.00% 11/15/30	2,000,000	2,037,800
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	597,448
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	493,990
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,060,580
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,017,005
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,336,838
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	262,869
Series A 5.75% 11/1/39	600,000	588,870
Series A 6.00% 5/1/47	920,000	923,588
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,585,330
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	981,900
Wisconsin Health & Educational Facilities Authority
Revenue
(Sauk-Prairie Memorial Hospital Inc.) Series A
5.125% 2/1/38	2,795,000	2,417,759
		123,394,511

NQ-425 [11/13] 1/14 (11875)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 1.43%
California Municipal Finance Authority Mobile Home Park
Revenue
(Senior - Caritas Projects)
Senior Series A 6.40% 8/15/45	1,820,000	$1,899,097
Series A 5.50% 8/15/47	1,500,000	1,490,700
City of Williston North Dakota
(Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,463,090
Independent Cities, California Finance Authority Revenue
(Sahar Mobile Home Park) Series A 5.00% 6/15/47	1,250,000	1,133,875
		6,986,762
Lease Revenue Bonds – 4.83%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 6.625% 1/1/32	500,000	510,775
Series A 6.875% 1/1/42	1,500,000	1,534,830
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,635,056
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	950,000	974,377
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	2,271,945
New Jersey Economic Development Authority Revenue
(UMM Energy Partners) Series A 5.00% 6/15/37 (AMT)	470,000	426,506
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II) 5.75% 10/1/31 (AMT)	3,775,000	3,402,747
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	3,431,880
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	8,278,198
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,112,760
		23,579,074
Local General Obligation Bonds – 1.48%
City of New York, New York
Series E 5.00% 8/1/20	3,615,000	4,234,322
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	3,015,912
		7,250,234

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 0.98%§
Capital Trust Agency, Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14	550,000	$558,239
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A 5.50% 12/1/24-14	720,000	739,490
New Jersey State Economic Development Authority
Revenue
(Cigarette Tax) 5.75% 6/15/34-14	965,000	994,490
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19	1,000,000	1,314,400
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated
(Air Cargo - Obligated Group) 6.75% 1/1/23-14 (AMT)	1,160,000	1,177,725
		4,784,344
Resource Recovery Revenue Bonds – 0.69%
Mission Economic Development Corporation, Texas
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,023,970
Phoenix, Arizona Industrial Development Authority
Revenue
(Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	2,550,000	2,332,281
		3,356,251
Special Tax Revenue Bonds – 10.60%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,320,007
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,776,681
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.875% 9/1/39	1,000,000	944,870
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40	3,000,000	3,158,460
6.50% 7/15/30	1,175,000	1,266,955
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,251,100

NQ-425 [11/13] 1/14 (11875)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	$1,981,020
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36@‡	1,000,000	515,900
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	650,000	481,552
Lancaster, California Redevelopment Agency Tax
Allocation Revenue
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	534,545
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,655,640
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31#	2,940,000	2,883,493
5.90% 3/1/30	2,000,000	2,092,220
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program)
Series AA 5.00% 6/15/21	2,000,000	2,294,320
Series AA 5.00% 6/15/44	1,825,000	1,840,129
New York City Transitional Finance Authority Future Tax
Secured Revenue
(Sub - Future Tax Secured - Fiscal) Series A-1
5.00% 11/1/19	1,525,000	1,808,742
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,650
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,142,470
(YMCA of Greater New York Project) 5.00% 8/1/36	2,745,000	2,748,898
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,054,710
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	2,645,378
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	2,658,180
Puerto Rico Sales Tax Financing Corporation Tax Revenue
First Subordinate
Series A 6.00% 8/1/42	755,000	609,512
Series C 5.50% 8/1/40	3,000,000	2,297,940

14     NQ-425 [11/13] 1/14 (11875)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	$1,016,840
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,191,204
Roseville Westpark, California Community Facilities District
No. 1
(Public Facilities) 5.25% 9/1/37	600,000	549,732
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24@	1,000,000	999,540
Series A 5.50% 11/1/27@	500,000	485,780
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,213,500
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue
5.65% 5/1/37	910,000	915,888
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation) Sales Tax Subordinate Lien
6.07% 6/1/21^	675,000	451,940
		51,789,796
State General Obligation Bonds - 6.47%
State of California
(Various Purpose) 5.00% 10/1/19	5,280,000	6,233,198
State of Connecticut
Series C 5.00% 6/1/22	3,000,000	3,518,370
State of Hawaii
Series EH 5.00% 8/1/20	5,000,000	5,938,450
State of Minnesota
(Trunk Highway) Series B 5.00% 10/1/21	2,600,000	3,113,188
(Various Purpose) Series F 5.00% 10/1/20	5,000,000	5,986,800
State of New York
Series A 5.25% 2/15/24	2,000,000	2,387,020
State of North Carolina
Series A 5.00% 3/1/19	3,725,000	4,416,211
		31,593,237
Transportation Revenue Bonds - 5.93%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	1,928,083

NQ-425 [11/13] 1/14 (11875)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Central Texas Regional Mobility Authority Revenue
Subordinate Lien 6.75% 1/1/41	1,000,000	$1,039,800
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,068,260
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,416,100
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,111,663
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	996,710
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,115,200
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,084,592
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,215,241
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,674,240
7.50% 6/30/33	500,000	565,490
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,815,000	1,904,643
6.875% 12/31/39	4,055,000	4,394,241
7.00% 12/31/38 (AMT)	1,335,000	1,435,405
		28,949,668
Water & Sewer Revenue Bonds - 1.22%
New York State Environmental Facilities
(Revolving Funds - New York City Municipal Water)
Series D 5.00% 6/15/20	5,000,000	5,952,650
		5,952,650
Total Municipal Bonds (cost $476,867,567)		468,632,693

Short-Term Investments – 1.95%
Variable Rate Demand Notes – 1.95%¤
California Statewide Communities Development Authority
(John Muir Health)
0.01% 8/15/27 (LOC - Wells Fargo Bank, N.A.)	550,000	550,000
City of Minneapolis Minnesota (Allina Health System)
0.05% 11/15/35 (LOC - JPMorgan Chase Bank, N.A.)	1,350,000	1,350,000

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	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation)
0.04% 12/1/37 (LOC - JPMorgan Chase Bank, N.A.)	1,885,000	$1,885,000
Lancaster County Hospital Authority Revenue
(Masonic Homes Project) Series D
0.02% 7/1/34 (LOC - JPMorgan Chase Bank, N.A.)	1,715,000	1,715,000
New York State Dormitory Authority (Rochester)
0.03% 7/1/31 (LOC - JPMorgan Chase Bank, N.A.)	550,000	550,000
University of Michigan Series D-1
0.01% 12/1/24	3,500,000	3,500,000
		9,550,000
Total Short-Term Investments (cost $9,550,000)		9,550,000

Total Value of Securities – 97.90%
(cost $486,417,567)		478,182,693

Receivables and Other Assets Net of Liabilities – 2.10%		10,246,548
Net Assets – 100.00%		$488,429,241

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2013, the aggregate value of Rule 144A securities was $8,728,978 which represented 1.79% of the Fund’s net assets. See Note 3 in “Notes.”

@	Illiquid security. At Nov. 30, 2013, the aggregate value of illiquid securities was $2,352,185, which represented 0.48% of the Fund’s net assets. See Note 3 in “Notes.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

‡	Security is currently in default.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

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Schedule of investments
Delaware National High-Yield Municipal Bond Fund

Summary of abbreviations:
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
LOC – Letter of Credit
SGI – Insured by Syncora Guarantee Inc.

18     NQ-425 [11/13] 1/14 (11875)

Notes
Delaware National High-Yield Municipal Bond Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

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Notes
Delaware National High-Yield Municipal Bond Fund

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$486,423,672
Aggregate unrealized appreciation	$10,790,950
Aggregate unrealized depreciation	(19,031,929)
Net unrealized depreciation	$(8,240,979)

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $355,701 expires in 2015 and $374,735 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Post enactment losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	$8,043,373
Long-term	1,239,087

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

Level 2
Municipal Bonds	$468,632,693
Short-Term Investments	9,550,000

Total	$478,182,693

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the states or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 1.05% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

NQ-425 [11/13] 1/14 (11875)     21

Notes
Delaware National High-Yield Municipal Bond Fund

3. Geographic, Credit, and Market Risks (continued)

As of Nov. 30, 2013, the Fund invested in municipal bonds issued by the states of California and New York that constituted approximately 12.51% and 9.56%, respectively, of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

22     NQ-425 [11/13] 1/14 (11875)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities and illiquid securities have been identified on the schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-425 [11/13] 1/14 (11875)     23

Schedule of investments
Delaware Tax-Free California Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.92%
Corporate Revenue Bonds – 4.72%
California Pollution Control Financing Authority
Environmental Improvement Revenue
144A 5.00% 7/1/30 (AMT)#	1,000,000	$911,470
(BP West Coast Products) 2.60% 12/1/46•	500,000	507,955
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,112,140
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	1,000,000	691,300
Series A-1 5.75% 6/1/47	2,035,000	1,550,935
		4,773,800
Education Revenue Bonds – 9.02%
California Educational Facilities Authority Revenue
(Woodbury University) 5.00% 1/1/36	1,000,000	918,510
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project) Series A
5.25% 6/1/36	1,000,000	789,870
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	700,000	602,147
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,260,874
California School Finance Authority
(New Designs Charter School) Series A 5.50% 6/1/42	1,000,000	887,470
California State Educational Facilities Authority
(University of Southern California) Series A
5.00% 10/1/23	1,000,000	1,200,880
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	845,832
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	943,060
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,001,500
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28Ω	1,000,000	672,670
		9,122,813
Electric Revenue Bonds – 6.02%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	884,400

NQ-329 [11/13] 1/14 (11879)     1

Schedule of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	$555,845
Series B 5.00% 11/1/36	250,000	257,955
Series C 5.25% 11/1/31	1,175,000	1,237,580
Los Angeles Department of Water & Power
Series B 5.00% 7/1/26	1,000,000	1,133,040
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,157,640
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	857,207
		6,083,667
Healthcare Revenue Bonds – 16.51%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	895,203
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,121,130
Series A 5.00% 8/1/26	300,000	319,896
Series A 5.00% 8/1/27	300,000	316,722
Series A 5.00% 8/1/28	250,000	261,147
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	921,656
Series E 5.625% 7/1/25	1,000,000	1,086,630
Series G 5.25% 7/1/23	1,000,000	1,020,640
(Children’s Hospital Los Angles) Series A
5.00% 11/15/34	1,000,000	960,450
(City of Hope) Series A 5.00% 11/15/35	1,000,000	1,003,200
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,109,270
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,062,400
California Statewide Communities Development Authority
Revenue
(BE Group) 7.25% 11/15/41	500,000	541,440
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	962,580
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	502,995
5.00% 5/15/32	600,000	573,846
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,169,410
(Terraces at San Joaquin Garden) 6.00% 10/1/42	1,000,000	995,820
(Trinity Health) 5.00% 12/1/41	1,000,000	1,001,300
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	858,468
		16,684,203

2     NQ-329 [11/13] 1/14 (11879)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 3.00%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Project’s) Senior Series A 6.40% 8/15/45	985,000	$1,027,808
California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H
5.80% 8/1/33 ( FNMA) (AMT)•	1,000,000	1,001,950
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A
5.85% 8/1/31 (AMT)	1,000,000	1,000,020
		3,029,778
Lease Revenue Bonds – 9.64%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	982,280
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles) Series C
5.00% 10/1/26	1,000,000	1,065,980
(General Services Buildings 8 & 9) Series A
6.25% 4/1/34	1,000,000	1,133,720
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,114,390
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,035,190
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,011,250
San Jose Financing Authority
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,050,960
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,113,570
Ventura County Public Financing Authority Revenue
Series A 5.00% 11/1/33	1,200,000	1,232,112
		9,739,452
Local General Obligation Bonds – 8.71%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL-RE)^	1,000,000	571,150
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	876,200
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,071,720

NQ-329 [11/13] 1/14 (11879)     3

Schedule of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Coast Community College District
Series A 5.00% 8/1/23	1,000,000	$1,196,650
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,036,140
Long Beach Unified School District Refinancing
5.00% 8/1/29	1,000,000	1,087,900
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Building Program)
5.50% 9/1/46 (AGM)	800,000	839,456
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,093,030
Sierra Joint Community College District No. 2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,032,920
		8,805,166
Pre-Refunded Bonds – 3.73%§
California State Public Works Board Lease Revenue
(Regents University) Series G 5.00% 12/1/25-21	1,380,000	1,671,290
California Statewide Communities Development Authority
Revenue
(Viewpoint School Project) 5.75% 10/1/33-14 (ACA)	1,000,000	1,046,320
Fairfield-Suisun Unified School District Financing Election
2002
5.50% 8/1/28-14 (NATL-RE)	500,000	517,990
Grossmont Union High School District Election 2004
5.00% 8/1/23-15 (NATL-RE)	500,000	539,605
		3,775,205
Resource Recovery Revenue Bonds – 1.04%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,050,920
		1,050,920
Special Tax Revenue Bonds – 14.15%
California State Economic Recovery
Series A 5.00% 7/1/19	1,000,000	1,189,970
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37	1,350,000	1,356,750
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Project) Series A
5.00% 8/1/28 (RADIAN)	940,000	929,829
Fremont Community Facilities District No. 1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	921,700

4      NQ-329 [11/13] 1/14 (11879)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)
5.50% 12/1/24	1,000,000	$1,036,960
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	534,545
Modesto Special Tax Community Facilities District No. 04-1
(Village 2) 5.15% 9/1/36@	1,000,000	968,660
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	269,992
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A 5.25% 8/1/27	300,000	261,903
First Subordinate Series A 5.50% 8/1/37	835,000	647,409
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	843,368
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39	1,000,000	1,025,800
Roseville Westpark Special Tax Public Community
Facilities District No. 1
5.25% 9/1/37	500,000	458,110
San Bernardino County Special Tax Community Facilities
District No. 2002-1
5.90% 9/1/33	2,000,000	2,002,720
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,020,630
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	325,000	324,275
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	510,600
		14,303,221
State General Obligation Bonds – 7.09%
California State
5.25% 11/1/40	1,000,000	1,041,730
Various Purposes
5.00% 4/1/37	1,000,000	1,030,030
5.25% 3/1/30	1,000,000	1,095,730
5.25% 4/1/35	1,000,000	1,060,890
5.50% 4/1/18	1,000,000	1,186,650
6.00% 3/1/33	1,000,000	1,163,080

NQ-329 [11/13] 1/14 (11879)     5

Schedule of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
Various Purposes
6.00% 4/1/38	515,000	$584,958
		7,163,068
Transportation Revenue Bonds – 9.28%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
5.00% 4/1/26	1,000,000	1,121,280
Series F-1 5.25% 4/1/23	1,000,000	1,148,840
Series F-1 5.25% 4/1/27	800,000	901,720
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B
5.00% 5/15/33	1,690,000	1,760,929
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	502,175
San Diego County Regional Airport Authority Senior
Series B 5.00% 7/1/28 (AMT)	500,000	522,845
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A
6.40% 9/1/25	1,000,000	1,000,720
San Francisco City & County Airports Commission
(San Francisco International Airport) Second Series D
5.00% 5/1/24	790,000	879,784
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,545,915
		9,384,208
Water & Sewer Revenue Bonds – 5.01%
California State Department of Water Resources Systems
Revenue
(Central Valley Project) Series AG 5.00% 12/1/28	815,000	905,767
Los Angeles Wastewater System Revenue
Series A 5.00% 6/1/34	1,000,000	1,074,330
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,090,220
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	900,856
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,089,004
		5,060,177
Total Municipal Bonds (cost $98,381,300)		98,975,678

6     NQ-329 [11/13] 1/14 (11879)

	Number of Shares	Value (U.S. $)
Short-Term Investment – 0.63%
Money Market Instrument – 0.63%
California Municipal Cash Trust	640,260	$640,260
Total Short-Term Investment (cost $640,260)		640,260

Total Value of Securities – 98.55%
(cost $99,021,560)		99,615,938

Receivables and Other Assets Net of Liabilities – 1.45%		1,461,965
Net Assets – 100.00%		$101,077,903

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2013, the aggregate value of Rule 144A securities was $911,470, which represented 0.90% of the Fund’s net assets. See Note 3 in “Notes.”

@	Illiquid security. At Nov. 30, 2013, the aggregate value of illiquid securities was $968,660, which represented 0.96% of the Fund’s net assets. See Note 3 in “Notes.”

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
BHAC – Insured by Berkshire Hathaway Assurance Company
FGIC – Federal Deposit Insurance Corporation
FNMA – Federal National Mortgage Association Collateral
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

NQ-329 [11/13] 1/14 (11879)     7

Notes
Delaware Tax-Free California Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

8     NQ-329 [11/13] 1/14 (11879)

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$99,021,560
Aggregate unrealized appreciation	$3,475,926
Aggregate unrealized depreciation	(2,881,548)
Net unrealized appreciation	$594,378

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards of $369,988 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $369,988 expires in 2019.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Post-enactment losses incurred that will be carried under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$49,068	$—

NQ-329 [11/13] 1/14 (11879)     9

Notes
Delaware Tax-Free California Fund

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

	Level 1	Level 2	Total
Municipal Bonds	$—	$98,975,678	$98,975,678
Short-Term Investment	640,260	—	640,260

Total	$640,260	$98,975,678	$99,615,938

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in California, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 5.77% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

10     NQ-329 [11/13] 1/14 (11879)

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

NQ-329 [11/13] 1/14 (11879)      11

Notes
Delaware Tax-Free California Fund

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities and illiquid securities have been identified in the schedule of investments.

4. Subsequent Events

Effective Dec. 31, 2013, the Fund began offering Institutional Class shares for sale to certain eligible investors. Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

12      NQ-329 [11/13] 1/14 (11879)

Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.68%
Corporate Revenue Bonds – 8.32%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	5,035,000	$5,034,597
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,001,580
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,475,248
		9,511,425
Education Revenue Bonds – 10.77%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,134,975
Series A 4.25% 4/1/32 (NATL-RE)	750,000	750,892
Series A 5.00% 4/1/26	965,000	1,066,885
Series A 5.00% 4/1/39	1,000,000	1,028,210
Series A 5.00% 4/1/42	1,350,000	1,392,633
Idaho Housing & Financing Association Nonprofit Facilities
Revenue
(North Star Charter School Project) Series A
9.50% 7/1/39	1,000,000	700,000
University of Idaho
Series 2011 5.25% 4/1/41•	1,940,000	2,225,258
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,216,700
Series B 4.50% 4/1/41 (AGM)•	1,100,000	1,216,050
Series B 5.00% 4/1/28	1,000,000	1,060,050
Series B 5.00% 4/1/32	500,000	519,490
		12,311,143
Electric Revenue Bonds – 0.94%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,070,150
		1,070,150
Healthcare Revenue Bonds – 10.35%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 4.50% 3/1/47	1,500,000	1,337,835
Series A 5.00% 3/1/47	1,500,000	1,467,750
Series A 6.50% 11/1/23	250,000	279,795
Series A 6.75% 11/1/37	1,250,000	1,348,575
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,545,525
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,210,000	1,379,303
Series D 4.50% 12/1/37	1,385,000	1,351,220

NQ-360 [11/13] 1/14 (11871)     1

Schedule of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,119,123
		11,829,126
Housing Revenue Bonds – 2.65%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	998,642
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,026
Series C Class II 4.95% 7/1/31	995,000	1,008,134
Series I-1 Class I 5.45% 1/1/39 (AMT)	585,000	588,200
		3,030,002
Lease Revenue Bonds – 7.26%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,462,283
Series A 7.00% 2/1/36	1,500,000	1,569,780
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,302,087
(Capitol Mall Parking Project)
Series A 4.00% 9/1/21	395,000	431,853
Series A 4.00% 9/1/22	410,000	443,755
Series A 4.50% 9/1/25	455,000	488,538
Series A 4.50% 9/1/26	485,000	515,414
Series A 4.50% 9/1/27	505,000	529,225
(Eastern Idaho Technical College Project)
Series B 4.00% 9/1/21	645,000	705,178
Series B 5.00% 9/1/25	740,000	855,714
		8,303,827
Local General Obligation Bonds – 27.39%
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,675,305
5.50% 7/30/16	1,305,000	1,473,228
(School Board Guaranteed Program) 4.75% 2/15/20	1,000,000	1,049,200
Bannock County School District No. 25 Pocatello/
Chubbuck
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,074,882
5.00% 8/15/16	1,100,000	1,136,982
Boise City Independent School District
(School Board Guaranteed) 5.00% 8/1/24 (AGM)	1,500,000	1,671,540

2     NQ-360 [11/13] 1/14 (11871)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Bonneville Joint School District No. 93
(School Board Guaranteed Program)
Series A 5.00% 9/15/30	1,515,000	$1,664,000
Series A 5.00% 9/15/31	870,000	949,422
Canyon County School District No. 131 Nampa
(School Board Guaranteed Program)
Series B 5.00% 8/15/23	1,295,000	1,509,115
Canyon County School District No. 132 Caldwell
5.00% 7/30/15 (NATL-RE)	2,000,000	2,146,180
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,948,336
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,044,341
Canyon County School District No. 139 Vallivue
5.00% 9/15/33	1,000,000	1,075,280
Series B 5.00% 9/15/24	1,480,000	1,704,694
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,351,425
Series A 5.00% 9/15/31	1,025,000	1,110,229
Series A 5.00% 9/15/33	1,125,000	1,206,146
Series A 5.25% 9/15/26	2,000,000	2,216,080
Series B 5.00% 9/15/30 (NATL-RE)	725,000	772,756
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	576,682
Series B 4.00% 9/15/25	650,000	685,958
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,273,920
		31,315,701
Pre-Refunded Bonds – 5.41%§
Ada & Canyon Counties Joint School District No. 3 Kuna
(School Board Guaranteed) 4.75% 8/15/22-14	600,000	619,662
Boise State University Revenue
Series A 5.00% 4/1/18-14 (NATL-RE)	1,500,000	1,524,720
Nampa City
Series B 5.00% 8/1/21-15 (NATL-RE)	2,475,000	2,669,585
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19	15,000	18,246
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/20-14	500,000	521,325
Series A 5.25% 10/1/24-14	800,000	834,120
		6,187,658

NQ-360 [11/13] 1/14 (11871)     3

Schedule of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 12.66%
Coeur d’Alene Local Improvement District No. 6
Series 1998 6.10% 7/1/14	45,000	$45,184
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	543,768
Series A 5.25% 1/1/36	705,000	710,506
Idaho Bond Bank Authority Revenue
Series D 5.00% 9/15/23	1,030,000	1,210,734
Series D 5.00% 9/15/30	350,000	383,047
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,622,860
Ketchum Urban Renewal Agency
5.50% 10/15/34	1,500,000	1,500,750
Nampa Development Tax Increment Revenue
5.00% 9/1/31	1,000,000	980,780
5.90% 3/1/30	3,000,000	3,138,330
Puerto Rico Sales Tax Financing Revenue
(Convertible Capital Appreciation)
Series A 5.25% 8/1/27	660,000	576,187
Series C 5.25% 8/1/40	275,000	230,780
Series C 5.50% 8/1/40	1,580,000	1,210,248
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	325,000	324,275
		14,477,449
Transportation Revenue Bonds – 9.98%
Boise Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM)	1,000,000	1,185,920
5.75% 9/1/20 (AGM)	1,000,000	1,178,780
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,090,838
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,183,900
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,114,017
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,657,050
		11,410,505
Water & Sewer Revenue Bonds - 0.95%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,085,680
		1,085,680
Total Municipal Bonds (cost $109,395,238)		110,532,666

4     NQ-360 [11/13] 1/14 (11871)

	Number of
	Shares
Short-Term Investments – 2.22%
Money Market Mutual Fund - 1.42%
Dreyfus Cash Management Fund	1,618,897	$1,618,897
		1,618,897

	Principal amount°
Variable Rate Demand Note - 0.80%¤
Idaho State University Foundation Income Revenue (L.E. &
Thelma Stephens project)
0.05% 5/1/21(LOC-Wells Fargo Bank N.A.)	920,000	920,000
		920,000
Total Short-Term Investments (cost $2,538,897)		2,538,897

Total Value of Securities – 98.90%
(cost $111,934,135)		113,071,563

Receivables and Other Assets Net of Liabilities – 1.10%		1,254,569
Net Assets – 100.00%		$114,326,132

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
AGM – Insured by Assurance Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ-360 [11/13] 1/14 (11871)     5

Notes
Delaware Tax-Free Idaho Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not“ threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

6     NQ-360 [11/13] 1/14 (11871)

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$111,934,135
Aggregate unrealized appreciation	$3,862,784
Aggregate unrealized depreciation	(2,725,356)
Net unrealized appreciation	$1,137,428

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-360 [11/13] 1/14 (11871)     7

Notes
Delaware Tax-Free Idaho Fund

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

	Level 1	Level 2	Total
Municipal Bonds	$—	$110,532,666	$110,532,666
Short-Term Investments	1,618,897	920,000	2,538,897

Total	$1,618,897	$111,452,666	$113,071,563

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Idaho, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 24.34% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which

8     NQ-360 [11/13] 1/14 (11871)

the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Subsequent Events

Effective Dec. 31, 2013, the Fund began offering Institutional Class shares for sale to certain eligible investors. Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-360 [11/13] 1/14 (11871)     9

Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.75%
Corporate Revenue Bonds – 7.09%
Jefferson County Industrial Development Agency Solid
Waste Disposal
(International Paper) Series A 5.20% 12/1/20 (AMT)	350,000	$350,038
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.00% 6/1/35	215,000	157,498
New York City Industrial Development Agency Special
Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)•	250,000	270,835
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	528,980
Class 3 6.375% 7/15/49	865,000	914,902
Niagara Area Development Revenue
(Covanta Energy project) Series B 4.00% 11/1/24	1,060,000	980,860
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	251,835
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	686,112
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	575,000	434,482
Series 1 5.125% 6/1/42	1,050,000	771,771
		5,347,313
Education Revenue Bonds – 21.16%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	211,327
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing)
6.00% 10/1/31	525,000	584,120
(Medaille College Project) 5.25% 4/1/35	500,000	460,235
Build NYC Resource
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	464,800
5.50% 4/1/43	500,000	473,545
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	884,169
Madison County Capital Resource Revenue
(Colgate University Project)
Series A 5.00% 7/1/24	445,000	516,667
Series A 5.00% 7/1/28	400,000	435,760

NQ-401 [11/13] 1/14 (11880)     1

Schedule of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	$369,308
5.00% 10/1/23	470,000	506,604
5.25% 10/1/31	500,000	509,290
5.50% 10/1/41	500,000	510,810
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	515,010
New York State Dormitory Authority
(Brooklyn Law School) 5.75% 7/1/33	340,000	352,451
(Cornell University)
Series A 4.75% 7/1/29	100,000	104,992
Series A 5.00% 7/1/32	265,000	284,811
Series A 5.00% 7/1/34	170,000	180,407
(Culinary Institute of America)
5.00% 7/1/28	500,000	513,680
5.00% 7/1/34	290,000	283,066
(Manhattan Marymount) 5.00% 7/1/24	350,000	363,633
(Mt. Sinai School Medicine)
5.00% 7/1/19	500,000	579,240
5.125% 7/1/39	500,000	508,595
(New York University) Series A 5.25% 7/1/34	500,000	555,170
(Pace University)
Series A 5.00% 5/1/27	200,000	200,042
Series A 5.00% 5/1/29	300,000	292,125
(Rockefeller University) Series A 5.00% 7/1/27	250,000	275,303
(Skidmore College) 5.00% 7/1/21	325,000	372,986
(St. Joseph’s College) 5.25% 7/1/25	500,000	517,140
(Teachers College) 5.50% 3/1/39	250,000	261,328
(University of Rochester)
Series A 5.125% 7/1/39	250,000	264,170
Series A-2 4.375% 7/1/20	200,000	210,316
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	512,865
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	414,407
St. Lawrence County Industrial Development Agency Civic
Faculty Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	554,530
Suffolk County Industrial Development Agency Civic
Facility Revenue
(New York Institute of Technology Project) 5.00% 3/1/26	600,000	605,034

2     NQ-401 [11/13] 1/14 (11880)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	$190,857
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	513,440
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	600,000	596,856
		15,949,089
Electric Revenue Bonds – 1.74%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	377,436
Series B 5.75% 4/1/33	250,000	271,480
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	528,210
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	134,602
		1,311,728
Healthcare Revenue Bonds – 16.36%
Albany Industrial Development Agency Civic Facility
Revenue
(St. Peter’s Hospital Project) Series A 5.25% 11/15/32	800,000	822,848
East Rochester Housing Authority Revenue
(Senior Living -Woodland Village Project) 5.50% 8/1/33	500,000	441,850
Monroe County Industrial Development Insured
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	343,761
Series A 5.00% 12/1/28	655,000	675,357
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	633,479
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	520,805
New York Dormitory Authority Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	683,076
Subordinate Series A2 5.00% 7/1/26	500,000	543,275
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	641,064
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	401,840
(Chapel Oaks)
5.45% 7/1/26 (LOC - JP Morgan Chase Bank, N.A.)	450,000	450,671

NQ-401 [11/13] 1/14 (11880)     3

Schedule of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35	225,000	$227,234
(North Shore Long Island Jewish Group)
Series A 5.00% 5/1/41	500,000	499,610
Series A 5.50% 5/1/37	500,000	520,265
(Orange Regional Medical Center)
6.25% 12/1/37	250,000	246,940
6.125% 12/1/29	540,000	541,955
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	365,000	303,779
5.00% 7/1/42	750,000	631,890
Orange County Funding Assisted Living Residence
Revenue
6.50% 1/1/46	500,000	424,285
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	1,000,000	1,081,570
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	1,000,000	1,021,160
(Peconic Landing Southland) 6.00% 12/1/40	650,000	675,376
		12,332,090
Housing Revenue Bonds – 0.79%
New York City Housing Development Multifamily Housing
Revenue
Series G-1 4.875% 11/1/39 (AMT)	250,000	246,910
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	345,000	350,765
		597,675
Lease Revenue Bonds – 9.10%
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	566,490
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,068,830
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A
5.00% 5/1/18	350,000	402,997
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,425,360
New York City Trust for Cultural Resources
(Wildlife Conservation Society) Series A 5.00% 8/1/33	1,000,000	1,063,000

4     NQ-401 [11/13] 1/14 (11880)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development
(World Trade Center Project) 5.00% 11/15/31	500,000	$522,005
Tobacco Settlement Financing Authority Revenue
(Asset-Backed)
Series A 5.00% 6/1/18	500,000	581,215
Series B-1C 5.50% 6/1/20	200,000	200,884
Series B-1C 5.50% 6/1/21	500,000	502,240
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	530,715
		6,863,736
Local General Obligation Bonds – 7.23%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,072,380
Series B 5.00% 8/1/27	1,000,000	1,094,860
Subordinate Series A-1 5.00% 10/1/27	500,000	548,205
Subordinate Series C-1 5.00% 10/1/19	500,000	570,300
Subordinate Series I-1 5.375% 4/1/36	500,000	552,385
Un-refunded Balance Series D 5.00% 11/1/34	70,000	71,964
New York State Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	554,985
Series A 5.00% 10/1/25 (AGM)	500,000	541,605
Ramapo Local Development Guaranteed Revenue
5.00% 3/15/28	425,000	447,236
		5,453,920
Pre-Refunded Bonds – 1.23%§
New York City
Series D 5.00% 11/1/34-14	55,000	57,447
New York City Transitional Finance Authority
(Future Tax Secured) Subordinated Series B
5.00% 11/1/18-17	165,000	188,884
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	537,263
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18	120,000	142,322
		925,916

NQ-401 [11/13] 1/14 (11880)     5

Schedule of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 18.22%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	$526,410
6.375% 7/15/43	500,000	528,310
6.50% 7/15/30	500,000	539,130
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	241,874
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	520,355
New York City Industrial Development Agency Civic
Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	915,000	916,299
New York City Transitional Finance Authority Revenue
(Building Aid)
Series S-1 5.00% 7/15/21	750,000	877,613
Subordinate Series S1 5.25% 7/15/37	1,000,000	1,057,840
(Future Tax Secured)
Fiscal 2011 5.00% 2/1/26	250,000	277,818
Fiscal 2011 Series D 5.25% 2/1/29	500,000	550,390
Series A-1 5.00% 11/1/42	750,000	787,073
Series C 5.25% 11/1/25	500,000	577,780
Un-refunded Balance 5.00% 11/1/18	335,000	379,089
New York City Trust for Cultural Resources Revenue
(Museum of Modern Art) Series A1 5.00% 4/1/31	1,000,000	1,086,270
New York Dormitory Authority State Supported Debt
Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	570,055
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	419,731
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	516,765
New York State Dormitory Authority General Purpose
Series A 5.00% 12/15/29	530,000	579,136
Series C 5.00% 3/15/34	770,000	816,754
Series E 4.00% 2/15/19	500,000	560,130
New York State Thruway Authority
Series A 5.00% 3/15/27	500,000	553,195
Puerto Rico Sales Tax Financing Corporation Revenue
5.25% 8/1/30	930,000	751,607

6     NQ-401 [11/13] 1/14 (11880)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A
5.00% 10/1/29	100,000	$99,777
		13,733,401
State General Obligation Bonds – 0.87%
New York City
Series E 5.00% 8/1/28	125,000	134,524
New York State
Series A 5.00% 3/1/38	500,000	523,625
		658,149
Transportation Revenue Bonds – 8.46%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	233,800
Series C 5.00% 11/15/32	500,000	517,515
Series D 5.00% 11/15/32	500,000	517,515
Series D 5.25% 11/15/27	500,000	539,925
Series F 5.00% 11/15/15	150,000	163,516
New York State Thruway Authority
Series H 5.00% 1/1/30 (NATL-RE)	750,000	798,788
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	732,662
Port Authority of New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	263,925
(JFK International Air Terminal)
6.00% 12/1/42	700,000	750,337
6.50% 12/1/28	550,000	575,586
Triborough Bridge & Tunnel Authority
Series B 5.00% 11/15/20	1,000,000	1,190,120
Series C 5.00% 11/15/24	80,000	90,248
		6,373,937
Water & Sewer Revenue Bonds – 4.50%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	221,920
Series FF-2 5.50% 6/15/40	250,000	266,813
(Second General Resolution)
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	523,690
Series HH 5.00% 6/15/32	500,000	530,605
New York State Environmental Facilities Revenue Clean
Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	542,440
5.00% 6/15/31	550,000	593,302

NQ-401 [11/13] 1/14 (11880)     7

Schedule of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Revenue Clean
Water & Drinking Revolving Funds
Series E 5.00% 5/15/20	600,000	$713,634
		3,392,404
Total Municipal Bonds (cost $73,254,297)		72,939,358

Short-Term Investments – 1.66%
Variable Rate Demand Notes - 1.66%¤
City of New York Various
0.03% 8/1/21 (LOC - JP Morgan Chase Bank, N.A.)	750,000	750,000
New York City Trust for Cultural Resources (Lincoln
Center)
0.02% 12/1/35 (LOC - JP Morgan Chase Bank, N.A.)	500,000	500,000
Total Short-Term Investments (cost $1,250,000)		1,250,000

Total Value of Securities – 98.41%
(cost $74,504,297)		74,189,358

Receivables and Other Assets Net of Liabilities – 1.59%		1,195,562
Net Assets – 100.00%		$75,384,920

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

8     NQ-401 [11/13] 1/14 (11880)

Notes
Delaware Tax-Free New York Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-401 [11/13] 1/14 (11880)     9

Notes
Delaware Tax-Free New York Fund

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$74,504,297
Aggregate unrealized appreciation	$1,997,579
Aggregate unrealized depreciation	(2,312,518)
Net unrealized depreciation	$(314,939)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

10     NQ-401 [11/13] 1/14 (11880)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

Level 2
Municipal Bonds	$72,939,358
Short-Term Investments	1,250,000

Total	$74,189,358

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, mainly in New York, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 3.22% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

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Notes
Delaware Tax-Free New York Fund

3. Geographic, Credit, and Market Risks (continued)

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Subsequent Events

Effective Dec. 31, 2013, the Fund began offering Institutional Class shares for sale to certain eligible investors. Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: